Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments with Preferred Rights
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,071,508	¥ 643,008	¥ 573,499
Cash flows		923,247
Differences of foreign currency translation	(2,152)	(93,688)	10,112
Changes in fair value	674,269	579,286	59,397
Conversion to ordinary shares	(2,743,625)
Share-based compensation to additional Series C preferred shareholder		19,655
Ending balance		2,071,508	643,008
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	913	882	1,274
Cash flows	(805)	(538)	(445)
New leases	641	527
Interest expenses	44	42	53
Ending balance	¥ 793	¥ 913	¥ 882